34. Net finance costs	12 Months Ended
Dec. 31, 2019
Net Finance Costs
Net finance costs
	Note	2019	2018	2017
Financial income
Commercial interest		514,536	420,495	273,180
Financial interest		692,497	612,505	424,634
Other interest	36.a	1,937	-	-
Total financial income		1,208,970	1,033,000	697,814

Finance costs
Interest and other		(3,750,737)	(3,055,552)	(1,259,956)
Fiscal interest		(5,462)	(34,986)	(47,904)
Commercial interest		(2,988,860)	(4,549,079)	(2,639,989)
Bank fees and expenses		(17,292)	(13,084)	(4,433)
Total finance costs		(6,762,351)	(7,652,701)	(3,952,282)

Other financial results
Exchange differences		(4,168,236)	(4,814,183)	(867,349)
Adjustment to present value of receivables		(76,702)	(503)	(663)
Changes in fair value of financial assets		281,039	1,147,943	730,248
Net gain from the repurchase of Corporate Notes		456,884	6,980	-
Other finance costs (1)		(16,299)	637,692	(121,289)
Total other finance costs		(3,523,314)	(3,022,071)	(259,053)
Total net finance costs		(9,076,695)	(9,641,772)	(3,513,521)

(1)     As of December 31, 2018 includes $ 770.1 million related to the termination of the agreement on real estate asset.